Financial instruments and risk management - Schedule of movements in level 3 instruments measured on a recurring basis (Details) - Level 3 - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the year	£ (578)
At the end of the year	(587)	£ (578)
Zacapa financial liability
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the year	(149)	(167)
Net (losses)/gains included in the income statement	(20)	(7)
Net (losses)/gains included in exchange in other comprehensive income	(26)	21
Net losses included in retained earnings	(34)	(2)
Acquisitions	0	0
Settlement of liabilities	13	6
At the end of the year	(216)	(149)
Contingent consideration payable
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the year	(429)	(249)
Net (losses)/gains included in the income statement	62	(47)
Net (losses)/gains included in exchange in other comprehensive income	(39)	31
Net losses included in retained earnings	0	0
Acquisitions	(70)	(253)
Settlement of liabilities	105	89
At the end of the year	(371)	(429)
Aviation Gin and Davos Brands | Contingent consideration payable
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the year	(177)
At the end of the year	(157)	(177)
21Seeds | Contingent consideration payable
Disclosure of fair value measurement of liabilities [line items]
At the end of the year	(59)
Lone River Ranch Water brand | Contingent consideration payable
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the year	(49)
At the end of the year	(57)	(49)
Casamigos acquisition | Contingent consideration payable
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the year	(80)
At the end of the year	£ 0	£ (80)